Cost of revenue	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Cost of revenue	Cost of revenue
The following table represents cost of revenue for the years ended December 31:

	2022	2021
	$	$
Employee salaries and benefits	16,104	13,438
Web hosting fees	4,956	3,508
Third party service fees	6,341	3,258
Other	777	582
	28,178	20,786